Stock-based compensation (Tables)	6 Months Ended
Jun. 30, 2016
Stock-based compensation
Schedule of summary of outstanding stock options

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2016	2,591,520	$13.59	5.97	$1,844
Granted	986,600	$4.31
Forfeited and cancelled	(284,779)	$13.84
Exercised	—
Outstanding—June 30, 2016	3,293,341	$10.79	6.79	$524
Vested and exercisable—June 30, 2016	1,024,923	$9.01	3.58	$501
Vested and expected to vest—June 30, 2016	2,879,816	$10.44	6.79	$521

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Research and development	$(87)	$956	$196	$947
General and administrative	1,177	1,826	2,222	1,872
Total stock-based compensation	$1,090	$2,782	$2,418	$2,819

Schedule of assumptions for estimating fair value of stock option awards

	Six Months Ended
	June 30,
	2016	2015
Expected term (in years)	5.87	3.32
Risk-free interest rate	1.3% - 1.6%	0.0% - 0.6%
Expected volatility	78.1% - 83.6%	70.9% - 73.4%
Dividend rate	—%	—%

Schedule of summary of unvested RSUs

Number of
Shares
Unvested—January 1, 2016	—
Granted	196,500
Forfeited	(26,500)
Vested	—
Unvested—June 30, 2016	170,000